Related Party Transactions (Details Textual) (USD $)	1 Months Ended								3 Months Ended				9 Months Ended		12 Months Ended			189 Months Ended		198 Months Ended			9 Months Ended	12 Months Ended	36 Months Ended	9 Months Ended	12 Months Ended	36 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended							3 Months Ended	198 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended						3 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended			9 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Nov. 30, 2011	Oct. 31, 2011	May 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Oct. 31, 2010	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 10, 2011	Dec. 31, 2011	Sep. 30, 2012	Nov. 23, 2011	Jan. 19, 2011	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member] Notes Payable [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member] Notes Payable [Member]	Dec. 31, 2011 November 2011 [Member]	Nov. 23, 2011 November 2011 [Member]	Nov. 30, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2001 Common Stock [Member]	Sep. 30, 2012 Director [Member]	Sep. 30, 2012 Director [Member]	Sep. 30, 2012 Cognate Agreement [Member]	Sep. 30, 2011 Cognate Agreement [Member]	Sep. 30, 2012 Cognate Agreement [Member]	Sep. 30, 2011 Cognate Agreement [Member]	Dec. 31, 2011 Cognate Agreement [Member]	Dec. 31, 2010 Cognate Agreement [Member]	Feb. 09, 2012 Toucan Capital and Toucan Partners [Member]	Nov. 30, 2012 Toucan Capital and Toucan Partners [Member]	Feb. 29, 2012 Toucan Capital and Toucan Partners [Member]	Nov. 30, 2011 Toucan Capital and Toucan Partners [Member]	Nov. 30, 2010 Toucan Capital and Toucan Partners [Member]	Jul. 31, 2009 Toucan Capital and Toucan Partners [Member]	Jul. 31, 2007 Toucan Capital and Toucan Partners [Member]	Mar. 31, 2012 Toucan Capital and Toucan Partners [Member]	Dec. 31, 2011 Toucan Capital and Toucan Partners [Member]	Dec. 31, 2010 Toucan Capital and Toucan Partners [Member]	Sep. 30, 2012 Toucan Capital and Toucan Partners [Member]	Mar. 06, 2012 Toucan Capital and Toucan Partners [Member]	Feb. 29, 2012 Al Rajhi [Member]	Feb. 09, 2012 Al Rajhi [Member]	Jun. 29, 2012 Officer [Member]	Jan. 31, 2012 Officer [Member]	Jan. 03, 2012 Officer [Member]	Sep. 30, 2012 Artecel Inc. [Member]	Dec. 31, 2011 Artecel Inc. [Member]	Jan. 31, 2012 Toucan Partners L L C [Member]	Mar. 31, 2011 Toucan Partners L L C [Member]	Sep. 30, 2012 Toucan Partners L L C [Member]	Dec. 31, 2011 Toucan Partners L L C [Member]	Dec. 11, 2009 Toucan Partners L L C [Member]	Jan. 20, 2012 Toucan Partners L L C [Member]	Sep. 30, 2010 Toucan Partners L L C [Member]	Dec. 31, 2009 Toucan Partners L L C [Member]	Dec. 31, 2011 Toucan Partners L L C [Member] Common Stock [Member]
Research and development									$ 9,944,000		$ 3,565,000		$ 20,533,000	$ 11,474,000	$ 13,452,000	$ 9,899,000		$ 90,300,000	$ 90,264,000	$ 110,828,000																					$ 3,900,000	$ 2,400,000	$ 9,900,000	$ 5,800,000	$ 4,700,000	$ 7,800,000
Related Party Transaction, Due from (to) Related Party																																									4,800,000		4,800,000		600,000
Capital Lease Obligations, Noncurrent																																																									127,000
Collateral Security Provided To Unrelated Investor																																																		2,000,000
Collateral Security Equivalent Common Stock Shares																																																		406,250	406,250
Warrants Exercise Price			$ 9.12												$ 0.39								$ 51.84	$ 51.84		$ 2.40	$ 2.40																									$ 3.20	$ 3.20								$ 5.60	$ 6.40		$ 6.40	$ 6.40	$ 6.40		$ 6.40	$ 6.40
Warrants Exercise Period		5 years																																																		5 years	5 years								5 years	5 years		5 years	5 years	5 years
Convertible Notes Payable																																																												2,523,201
Conversion of preferred stock into common stock (in shares)																																						611,000																					277,000
Convertible notes, net									15,114,000				15,114,000		8,420,000				8,420,000	15,114,000																																1,100,000
Debt Instrument Discount Rate Percentage																																															10.00%					10.00%						10.00%					10.00%								10.00%
Debt Instrument, Interest Rate, Stated Percentage					10.00%																																										10.00%					10.00%						10.00%			10.00%		10.00%				10.00%		10.00%		10.00%	6.00%	6.00%
Debt Instrument, Maturity Date, Description																																																	14 days			2-year maturity		7 and 14 days								7 days
Debt Instrument Warrant Coverage Percentage																																															100.00%					100.00%						100.00%			100.00%		100.00%		100.00%						100.00%
Proceeds From Convertible Notes Payable																																															1,300,000		1,500,000					1,300,000								200,000
Common Stock Issued In Connection With Notes				46,875
Warrant Exercise Price If Anti Dilutive																																															$ 6.40											$ 6.40					$ 6.40
Warrant Exercise Price If Not Anti Dilutive																																															$ 9.12											$ 9.12					$ 9.12
Convertible Long Term Debt, Conversion Pice, Percentage																																															95.00%											95.00%			5.28%		95.00%		90.00%
Note Conversion Exercise Price																																																													$ 0.33
Proceeds from Related Party Debt																																								8,000,000																									700,000
Convertible notes payable to related party, net						949,000										949,000	1,300,000
Term Of Loan																																																																						2 years
Debt Instrument, Face Amount											5,400,000			5,400,000								1,100,000																																													500,000		100,000			900,000	150,000
Loan conversion (in shares)		8,125,494	2,875																															35,000																																	126,000		47,000	750,000
Original Issue Discount																																																																			10.00%		10.00%
Issuance of common stock in initial public offering (in shares)																															66,000					987,000	2,467,000	250,000
Ramp Up Cost																																																																					275,000
Accounts payable									8,173,000				8,173,000		3,808,000				3,808,000	8,173,000	9,200,000									9,200,000
Common stock, shares issued						4,569,904			11,827,595				11,827,595		9,334,101	4,569,904			9,334,101	11,827,595										2,875,000																														4,426,670
Loss On Conversion																													7,800,000
Due to Related Parties																																													600,000	10,200,000
General and administration									3,913,000		2,804,000		8,152,000	10,675,000	13,335,000	5,463,000			75,324,000	83,445,000																																			500,000	900,000
Accounts payable, related party						10,527,000			4,503,000				4,503,000		1,589,000	10,527,000			1,589,000	4,503,000																																			600,000	1,500,000
Obligation To Pay Upon Termination Of Lease													127,000
Proceeds From Operational Loan																																																																	734,000
Exercise of stock options - cashless (in shares)					329,000		2,000	133,000																										10,000	2,000	21,000	246,000																																					16,000
Accounts Payable and Accrued Liabilities																																																4,600,000							600,000		4,600,000
Reimbursement Of Expenses	800,000																																															4,600,000
Additional Expenses Incurred	800,000
Warrants Issued During Period													203,125
Proceeds from Unsecured Notes Payable			2,000,000		3,000,000	1,000,000	295,000					917,000	1,000,000																																																300,000	200,000
Debt Instrument, Convertible, Conversion Price																					$ 3.2				$ 8.00			$ 3.20
Debt Conversion, Converted Instrument, Rate																							11.00%		12.00%	0.00%		6.00%
Stock and warrants issued for services (in shares)									190,000	1,000																						503,000	142,000	229,000					63,000
Stock and warrants issued for services															$ 5,377,000	$ 2,248,000	$ 2,916,000															$ 8,000	$ 2,000	$ 3,000					$ 300,000